April 20, 2012

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street N.E.

Washington, D.C. 20549

Re:	RidgeWorth Funds (the “Registrant”)
File No. 033-45671

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return information that mirrors the risk/return information for the Registrant’s Short-Term Municipal Bond Fund, formerly the Maryland Municipal Bond Fund, as contained in the Prospectus dated August 1, 2011 (as revised April 10, 2012) filed electronically via EDGAR with the Securities and Exchange Commission on April 9, 2012 (Accession No. 0001193125-12-155386).

If you have any questions concerning this filing, you may contact me at (617) 662-3239.

Very truly yours,

/s/ Michael Hill
Michael Hill